Members' Equity - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 07, 2016
Initial Public Offering
Offering costs		$ 2,051	$ 4,524	$ 5,706	$ 9,512
Repayments under credit facility		$ 196,000
Common Stock
Initial Public Offering
Shares outstanding						146.8
IPO | Series A Preferred Units
Initial Public Offering
Shares repurchased	90.0
IPO | Common Stock
Initial Public Offering
Shares issued (in shares)	38.3
Par value per share (in dollars per share)	$ 0.01
Price per share (in dollars per share)	$ 19.00
Proceeds from offering, net of discounts, commissions and offering expenses	$ 683,700
Offering costs	$ 44,600
Over-Allotment Option | Common Stock
Initial Public Offering
Shares issued (in shares)	5.0
Merger Transactions | Common Stock | Holdings Equity Holders, Excluding Series B Preferred Unit Holders
Initial Public Offering
Shares issued (in shares)	108.5
Days used for determining valuation of volume weighted average stock price	10 days
Credit Facility | IPO
Initial Public Offering
Repayments under credit facility	$ 291,600